Taxes On Income (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry forward	$ 27,288	$ 22,931
Temporary differences mainly relating to Research and Development	2,241	1,399
Deferred tax asset before valuation allowance	29,529	24,330
Valuation allowance	(29,529)	(24,330)
Deferred tax asset
Deferred tax liabilities:
Other temporary differences
Deferred tax asset, net